Schedule of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Opening goodwill	$ 616,088	$ 588,434
Current year acquisitions (note 4 (a))	129,222	34,576
Prior period acquisition (note 4 (b))	1,393	7,689
Foreign exchange movement	22,355	(14,611)
Closing goodwill	$ 769,058	$ 616,088